Related Party Transactions - Amounts due by parties (Details)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Related Party Transaction
Amounts due from related parties	$ 41,307,665	¥ 268,760,059	¥ 133,560,483
Investees of Juzhou
Related Party Transaction
Amounts due from related parties	5,619,813	36,564,195	71,175,380
Investees of Affiliates of Juzhou
Related Party Transaction
Amounts due from related parties			27,218,833
Investees of Jupeng
Related Party Transaction
Amounts due from related parties	5,304	34,507	17,963,726
Investees of Yidexin
Related Party Transaction
Amounts due from related parties	235,925	1,535,000
Investees of Yidezhen
Related Party Transaction
Amounts due from related parties	18,311,839	119,142,316	6,916,677
Investees of Yidezeng
Related Party Transaction
Amounts due from related parties	89,144	580,000	391,028
Investees of Baoyixuan
Related Party Transaction
Amounts due from related parties	383,344	2,494,149
Investees of Yubo
Related Party Transaction
Amounts due from related parties			1,194,149
Investees of Yiju
Related Party Transaction
Amounts due from related parties	16,368,005	106,495,150	3,000,000
Investee of Juhui
Related Party Transaction
Amounts due from related parties	91,028	592,254
Investees of Jupai Asset Management Inc | Loans to related party
Related Party Transaction
Amounts due from related parties	$ 203,263	¥ 1,322,488	2,158,430
Non-controlling interests shareholder
Related Party Transaction
Amounts due from related parties			¥ 3,542,260